ING (logo)

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                              DATED AUGUST 27, 2002

                         SUPPLEMENT TO THE PROSPECTUSES
                              DATED MAY 1, 2002 FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
                 ("ING SMARTDESIGN VARIABLE ANNUITY PROSPECTUS")

                          -----------------------------

The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2002 . You should read and keep this supplement along with the prospectus.

The expenses for the ING GET Fund found in the Fund Expense Table are hereby replaced with the following:

                                                               TOTAL FUND                       TOTAL FUND
                            DISTRIBUTION                         ANNUAL                       ANNUAL EXPENSES
                           AND/OR SERVICE                       EXPENSES                       AFTER WAIVERS
             INVESTMENT        (12B-1)                          WITHOUT       TOTAL WAIVERS    OR REDUCTIONS
           ADVISORY FEES/2/      FEE        OTHER EXPENSES     WAIVERS OR     OR REDUCTIONS
                                                               REDUCTIONS
           --------------- ---------------- ---------------- --------------- ---------------- ----------------

ING GET
Fund            0.60%            0.25%            0.15%           1.00%            0.00%            1.00%





ING (logo)

GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

124684   ING SmartDesign Variable Annuity                             08/27/02